Quarterly Holdings Report
for
Fidelity® Series Overseas Fund
July 31, 2023
SOV-NPRT3-0923
1.9894005.104
Common Stocks - 98.7%
	Shares	Value ($)
Australia - 0.5%
Flutter Entertainment PLC (a)	381,302	75,897,242
Belgium - 1.3%
Azelis Group NV	1,801,043	46,535,799
KBC Group NV	1,754,065	132,019,350
TOTAL BELGIUM		178,555,149
Canada - 1.6%
Constellation Software, Inc.	106,470	224,943,056
Lumine Group, Inc.	318,650	5,057,706
TOTAL CANADA		230,000,762
China - 0.0%
Chervon Holdings Ltd.	1,007,000	3,770,327
Denmark - 4.7%
Carlsberg A/S Series B	536,800	80,511,288
DSV A/S	1,213,231	242,918,297
Novo Nordisk A/S Series B	2,102,400	339,016,712
TOTAL DENMARK		662,446,297
Finland - 1.0%
Nordea Bank ABP	13,143,100	148,681,444
France - 16.5%
Air Liquide SA	1,160,060	208,571,772
ALTEN	881,501	126,966,556
Antin Infrastructure Partners SA	346,700	6,224,941
Capgemini SA	1,077,262	195,219,881
Edenred SA	3,437,927	223,322,444
EssilorLuxottica SA	1,073,016	215,829,153
L'Oreal SA	440,500	204,968,350
LVMH Moet Hennessy Louis Vuitton SE	493,239	458,104,571
Pernod Ricard SA (b)	967,700	213,435,622
Safran SA	1,404,600	233,182,003
TotalEnergies SE	4,006,079	243,395,431
TOTAL FRANCE		2,329,220,724
Germany - 7.6%
Allianz SE	768,433	183,654,981
Deutsche Borse AG	962,960	184,504,593
Hannover Reuck SE	828,838	176,930,328
Infineon Technologies AG	4,693,600	206,215,606
Merck KGaA	943,920	165,846,838
Siemens Healthineers AG (c)	2,645,700	153,650,588
TOTAL GERMANY		1,070,802,934
Hong Kong - 2.1%
AIA Group Ltd.	22,170,388	221,809,006
Techtronic Industries Co. Ltd.	6,652,500	75,107,082
TOTAL HONG KONG		296,916,088
India - 1.6%
HCL Technologies Ltd.	3,668,200	49,808,839
HDFC Bank Ltd.	8,845,200	177,595,930
TOTAL INDIA		227,404,769
Ireland - 0.9%
Kingspan Group PLC (Ireland)	1,663,400	133,510,306
Italy - 3.2%
FinecoBank SpA	8,610,385	133,628,375
GVS SpA (a)(c)	864,238	5,487,576
Industrie de Nora SpA	619,200	12,778,811
Recordati SpA	3,001,939	154,964,669
UniCredit SpA	5,567,700	140,975,597
TOTAL ITALY		447,835,028
Japan - 11.8%
Bandai Namco Holdings, Inc.	2,032,000	45,906,217
BayCurrent Consulting, Inc.	1,405,000	45,310,793
Capcom Co. Ltd.	2,097,100	94,341,124
FUJIFILM Holdings Corp.	1,422,600	82,467,102
Hoya Corp.	1,516,907	176,251,873
Misumi Group, Inc.	2,651,361	48,353,116
Persol Holdings Co. Ltd.	3,981,553	78,587,150
Relo Group, Inc.	3,051,528	42,084,124
Shin-Etsu Chemical Co. Ltd.	4,739,500	156,142,132
SMC Corp.	173,673	90,520,177
Sony Group Corp.	2,510,200	235,121,008
Sumitomo Mitsui Financial Group, Inc.	3,107,000	145,568,187
Suzuki Motor Corp.	2,493,145	99,837,958
TIS, Inc.	1,862,976	47,181,686
Tokio Marine Holdings, Inc.	6,422,000	147,673,811
Tokyo Electron Ltd.	872,500	130,950,965
TOTAL JAPAN		1,666,297,423
Luxembourg - 0.3%
Eurofins Scientific SA (b)	643,416	44,271,338
Netherlands - 7.4%
ASM International NV (Netherlands)	334,900	159,348,309
ASML Holding NV (Netherlands)	659,428	472,327,709
IMCD NV	1,093,751	165,895,804
Topicus.Com, Inc. (a)	189,577	14,951,661
Wolters Kluwer NV	1,860,508	233,610,780
TOTAL NETHERLANDS		1,046,134,263
Spain - 1.4%
Amadeus IT Holding SA Class A	2,689,770	192,881,766
Sweden - 2.9%
AddTech AB (B Shares)	4,622,619	86,160,306
Atlas Copco AB (A Shares)	12,591,000	178,866,297
Indutrade AB	7,059,775	148,151,723
Kry International AB (a)(d)(e)	4,451	251,398
TOTAL SWEDEN		413,429,724
Switzerland - 6.3%
Compagnie Financiere Richemont SA Series A	1,704,170	274,427,435
Julius Baer Group Ltd.	2,306,748	163,381,301
Partners Group Holding AG	119,670	134,209,346
Sika AG	779,181	241,871,793
Sonova Holding AG	257,213	71,525,890
TOTAL SWITZERLAND		885,415,765
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,550,684	82,019,163
United Kingdom - 15.4%
3i Group PLC	5,393,091	136,829,110
Ashtead Group PLC	1,892,100	139,914,413
AstraZeneca PLC (United Kingdom)	2,433,100	349,578,746
BAE Systems PLC	10,856,600	129,834,746
Beazley PLC	8,125,351	57,195,766
Compass Group PLC	9,574,187	249,097,881
Diageo PLC	6,368,647	277,942,351
Diploma PLC	1,499,131	62,296,198
Hiscox Ltd.	4,662,572	64,564,250
London Stock Exchange Group PLC	1,481,700	160,904,926
RELX PLC (London Stock Exchange)	7,302,355	245,773,523
Rentokil Initial PLC	22,271,722	181,607,249
Sage Group PLC	9,921,792	119,258,512
TOTAL UNITED KINGDOM		2,174,797,671
United States of America - 11.6%
CBRE Group, Inc. (a)	1,466,800	122,199,108
CDW Corp.	438,800	82,086,316
Equifax, Inc.	210,700	42,999,656
Experian PLC	4,597,000	177,653,755
Ferguson PLC	876,000	140,583,036
ICON PLC (a)(b)	588,100	147,854,221
Linde PLC	567,700	221,783,359
Marsh & McLennan Companies, Inc.	1,160,228	218,610,160
Nestle SA (Reg. S)	1,612,831	197,602,786
S&P Global, Inc.	458,851	181,021,308
Thermo Fisher Scientific, Inc.	191,100	104,848,926
TOTAL UNITED STATES OF AMERICA		1,637,242,631
TOTAL COMMON STOCKS (Cost $10,780,297,830)		13,947,530,814

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (a)(d)(e) (Cost $11,754,376)	25,711	1,452,191

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f)	124,533,141	124,558,048
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	58,740,276	58,746,151
TOTAL MONEY MARKET FUNDS (Cost $183,304,199)		183,304,199

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,975,356,405)	14,132,287,204
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,333,857)
NET ASSETS - 100.0%	14,129,953,347

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $159,138,164 or 1.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,703,589 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,933,095

Kry International AB Series E	5/14/21	11,754,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	433,222,869	2,081,040,375	2,389,705,196	5,309,914	-	-	124,558,048	0.3%
Fidelity Securities Lending Cash Central Fund 5.32%	246,472,375	1,446,567,558	1,634,293,782	1,141,150	-	-	58,746,151	0.2%
Total	679,695,244	3,527,607,933	4,023,998,978	6,451,064	-	-	183,304,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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